Form N-1A Cover	Nov. 07, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	HARRIS OAKMARK ETF TRUST
Entity Central Index Key	0002035827
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 07, 2025
Prospectus Date	Nov. 11, 2025